CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Products	$ 213,799		$ 198,811		$ 199,714
Services	51,557		49,779		47,268
Total revenues	265,356		248,590		246,982
Cost of revenues:
Products	96,100		97,150		106,240
Services	27,147		28,174		28,226
Total cost of revenues	123,247		125,324		134,466
Gross profit	142,109		123,266		112,516
Operating expenses:
Research and development (net of grants and participations in the amount of $378 for the year ended December 31, 2013).	22,188		18,497		16,526
Selling and marketing	81,294		75,010		72,891
General and administrative	19,706		20,446		16,912
Legal settlements, net	(6,692)				766
Total operating expenses	116,496		113,953		107,095
Operating income	25,613		9,313		5,421
Financial expenses, net	5,462		1,464		3,725
Income before taxes on income	20,151		7,849		1,696
Taxes on income	2,758		852		1,006
Net income	$ 17,393		$ 6,997		$ 690
Basic net income per share	$ 0.60	[1]	$ 0.24	[1]	$ 0.02	[1]
Diluted net income per Share	$ 0.58	[1]	$ 0.24	[1]	$ 0.02	[1]

[1]	Adjusted to reflect reverse split and share dividend (see Note 19)